                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ] Amendment Number: __________

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MSD Capital, L.P.
Address:   645 Fifth Avenue, 21st Floor
           New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   General Counsel, MSD Capital, L.P.
Phone:   (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                         New York, NY    November 14, 2006
----------------------------------------   -------------   -----------------
(Signature)                                (City, State)   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           11
Form 13F Information Table Value Total:      710,299
                                          (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          Column 1           Column 2  Column 3  Column 4           Column 5           Column 6  Column 7        Column 8
--------------------------------------------------------------------------------------------------------------------------------
                             Title of              Value     Shrs or                  Investment   Other     Voting Authority
       Name of Issuer          Class    Cusip   (X $1,000)   prn amt  SH/PRN Put/Call Discretion Managers    Sole    Shared None
--------------------------------------------------------------------------------------------------------------------------------
DARLING INTL INC             COM      237266101   22,018    5,254,827   SH               SOLE              5,254,827    0     0
DOLLAR THRIFTY AUTOMOTIVE GP COM      256743105   90,593    2,032,600   SH               SOLE              2,032,600    0     0
GREENFIELD ONLINE INC        COM      395150105    2,423      233,167   SH               SOLE                233,167    0     0
IHOP CORP                    COM      449623107   97,340    2,100,100   SH               SOLE              2,100,100    0     0
LAWSON SOFTWARE INC NEW      COM      52078P102   92,541   12,764,300   SH               SOLE             12,764,300    0     0
MSC SOFTWARE CORP            COM      553531104   56,760    3,685,700   SH               SOLE              3,685,700    0     0
SCHOOL SPECIALTY INC         COM      807863105   98,265    2,784,500   SH               SOLE              2,784,500    0     0
STEAK N SHAKE CO             COM      857873103   46,993    2,782,300   SH               SOLE              2,782,300    0     0
TIME WARNER TELECOM INC      CL A     887319101   90,562    4,763,900   SH               SOLE              4,763,900    0     0
TYLER TECHNOLOGIES INC       COM      902252105   52,366    4,049,923   SH               SOLE              4,049,923    0     0
USI HLDGS CORP               COM      90333H101   60,438    4,460,396   SH               SOLE              4,460,396    0     0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.